Stock-Based Compensation Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 18.7	$ 25.1	$ 28.2
Income tax benefits for grants	$ 6.1	8.4	9.3
Maximum expiry period of options granted from the grant date	10 years
Vesting period of options granted	3 years
Lapsing period of restrictions related to restricted stock issued	three- to five-year
Total pretax intrinsic value of options exercised	$ 14.5	$ 10.3	12.8
Closing stock price	$ 16.71
Stock options exercisable and in-the-money, number	1,811,921	4,341,758
Stock options exercisable and in-the-money, weighted average exercise price	$ 11.94	$ 15.44
Stock option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	$ 4.6	$ 4.6	$ 4.3
Weighted-average period of recognition	1 year 2 months 12 days	1 year 2 months 12 days	1 year 3 months 18 days
Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	$ 17.2	$ 16.2	$ 13.8
Weighted-average period of recognition	1 year 10 months 24 days	2 years	1 year 10 months 24 days
Total fair value of shares vested	$ 11.1	$ 19.5	$ 2.7
Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to nonvested shares and stock option grants	$ 4.5	$ 6.0	$ 8.0
Weighted-average period of recognition	2 years	1 year 3 months 18 days	1 year 2 months 12 days
Total fair value of shares vested	$ 8.7	$ 6.6	$ 0.6
Available For Issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive units	4,780,457
Option Or Stock Appreciation Right [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive units	1.0
Non-Stock Option Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive units	2.6